Long-Term Debt - Scheduled Maturities of Long-Term Debt (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Debt Instrument [Line Items]
Long-term debt	₨ 2,054,436.4	$ 24,996.2	₨ 1,554,333.4
Perpetual debt
Debt Instrument [Line Items]
Long-term debt	₨ 125,575.1